Financial Assets at FVTPL - Schedule of Financial Assets at FVTPL (Details) - USD ($) $ in Thousands		Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	May 01, 2020
Financial Assets at FVTPL - Schedule of Financial Assets at FVTPL (Details) [Line Items]
Financial assets at FVTPL		$ 6,011	$ 14,413	$ 19,130	$ 37,858
Current		5,723	9,243
Non-current		288	5,170	19,130	37,858	$ 26,928
Unlisted Equity Securities [Member]
Financial Assets at FVTPL - Schedule of Financial Assets at FVTPL (Details) [Line Items]
Financial assets at FVTPL	[1]	488	489	11,091	27,413
Movie Income Right Investments [Member]
Financial Assets at FVTPL - Schedule of Financial Assets at FVTPL (Details) [Line Items]
Financial assets at FVTPL	[2]	$ 5,523	$ 13,924	$ 8,039	$ 10,445

[1]	The Company classified certain equity securities as non-current when Company considered that these equity securities are held for long-term purposes and would realize their performance potential in the long run.
[2]	The Group entered into movie income right agreements with certain production houses. In accordance to the relevant agreements, the Group is entitled to certain percentage of the profit to be derived from the release of the films upon entering into the agreement. The Group may be required to further contribute to the film program due to the budget overruns. Any agreed further contribution to the film program due to the budget overruns of the film program by the Group will be added to the carrying amounts of financial assets.